Subsequent Event STOCK COMPENSATION MATTERS AND EXECUTIVE SEVERANCE (Tables)	12 Months Ended
Dec. 31, 2014
Subsequent Event [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
STOCK COMPENSATION MATTERS AND EXECUTIVE SEVERANCE
Upon change in control on January 6, 2015, all unvested stock awards including restricted stock units ("RSU's"), Long Term Incentive Plan ("LTIP") awards, and performance restricted stock units ("PRSU's") vested at 100% of targets, where applicable, and became payable at $14.50 per share according to change in control provisions of the stock plans. The change-in-control vesting resulted in a total payout of $37 million, in January and February 2015, that was funded by the equity contribution described above. All stock plans have been canceled after the change in control.
Also in January 2015, the employment of Edward F. Lonergan, former President and Chief Executive Officer of CBII, terminated pursuant to a qualifying termination under his employment agreement, and the employment of Rick P. Frier, former Executive Vice President and Chief Financial Officer, Kevin R. Holland, former Executive Vice President and Chief People Officer, and James E. Thompson, former Executive Vice President, General Counsel and Secretary, terminated pursuant to resignation for good reason under their change in control severance agreements. In connection with these executive terminations, $7 million of expense was recognized in January, all of which was paid in January and February 2015.